Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule.
The grant dates of these equity awards are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of material nonpublic information (“MNPI”) such as on Forms 8-K, 10-Q, or 10-K. Grants of equity awards may occur at other times during the year due to business needs, such as for newly hired employees or officers or newly appointed directors. The Board and Compensation Committee do not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation.
During fiscal year 2024, we did not grant stock options, stock appreciation rights, or similar option-like instruments to our named executive officers in the period beginning four business days prior to the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses MNPI and ending one business day thereafter.

Award Timing Method
Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has historically granted such awards on a predetermined annual schedule.
The grant dates of these equity awards are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of material nonpublic information (“MNPI”) such as on Forms 8-K, 10-Q, or 10-K. Grants of equity awards may occur at other times during the year due to business needs, such as for newly hired employees or officers or newly appointed directors.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The grant dates of these equity awards are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of material nonpublic information (“MNPI”) such as on Forms 8-K, 10-Q, or 10-K. Grants of equity awards may occur at other times during the year due to business needs, such as for newly hired employees or officers or newly appointed directors. The Board and Compensation Committee do not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false